Supplement dated July 17, 2024 to the Initial Summary Prospectus, Updating Summary Prospectus and Statutory Prospectus dated May 1, 2024 for the Pacific Destinations O-Series variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to update certain underlying fund information.  This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectuses") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

In the Initial Summary Prospectus, Statutory Prospectus and Updating Summary Prospectus:

The table that reflects the maximum Investment Options (Fund fees and expenses) you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
ANNUAL FEES	MINIMUM	MAXIMUM
2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]
[2]	As a percentage of Fund assets.

In the Statutory Prospectus and Updating Summary Prospectus:

The table that reflects the lowest and highest cost you could pay each year based on current charges in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Ongoing Fees and Expenses (annual charges)) section is deleted and replaced with the following:

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost: $941.39	Highest Annual Cost: $3,378.53

In the Initial Summary Prospectus and Statutory Prospectus, the Examples section in the ADDITIONAL INFORMATION ABOUT FEES, and in the Statutory Prospectus, the Examples section in the FEE TABLES are deleted and replaced with the following:

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,298	$21,518	$33,387	$63,664

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,298	$17,918	$30,687	$63,664

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,798	$17,918	$30,687	$63,664

In the Initial Summary Prospectus, Statutory Prospectus and Updating Summary Prospectus:

As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.31%

Form No. DESTOSUPP0724

Supplement dated July 17, 2024 to the Statutory Prospectus and Initial Summary Prospectus dated May 1, 2024 for the
Pacific Destinations O-Series variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Destinations O-Series variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectuses or by calling us at (800) 722-4448 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by typing the variable annuity product name “Pacific Destinations O-Series” as applicable under EDGAR Search Tools - Variable Insurance Products.

We are issuing this Supplement to provide current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) optional riders in effect on or after the date below. For complete information about the Future Income Generator (Single) or (Joint), see the Prospectus.

The percentages below apply for applications signed on or after August 1, 2024.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com or call us at (800) 722-4448 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.75%[1]	0.75%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	1.31%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $941.39	Highest Annual Cost: $3,571.81
	Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

● No sales charges ● No additional purchase payments, transfers, or withdrawals ● No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2]	As a percentage of Fund assets.

3 As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.50%	7%
Future Income Generator (Joint)	1.60%	7%

The current Withdrawal Percentages are the following:

Age*	Single Life	Joint Life
Up to 59.5	0%	0%
59.5	5.25%	4.75%
60	5.25%	4.75%
61	5.25%	4.75%
62	5.25%	4.75%
63	5.25%	4.75%
64	5.25%	4.75%
65	6.05%	5.55%
66	6.05%	5.55%
67	6.05%	5.55%
68	6.05%	5.55%
69	6.05%	5.55%
70	6.20%	5.70%
71	6.20%	5.70%
72	6.20%	5.70%
73	6.20%	5.70%
74	6.20%	5.70%

Age*	Single Life	Joint Life
75	6.25%	5.75%
76	6.25%	5.75%
77	6.25%	5.75%
78	6.25%	5.75%
79	6.25%	5.75%
80	6.25%	5.75%
81	6.25%	5.75%
82	6.25%	5.75%
83	6.25%	5.75%
84	6.25%	5.75%
85	6.25%	5.75%
86	6.25%	5.75%
87	6.25%	5.75%
88	6.25%	5.75%
89	6.25%	5.75%
90	6.25%	5.75%
91	6.25%	5.75%
92	6.25%	5.75%
93	6.25%	5.75%
94	6.25%	5.75%
95 and older	6.25%	5.75%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the Rider is issued, your percentages will not change as long as you own the Rider (even if an Automatic Reset or Owner-Elected Reset occurs as described in the Reset of Protected Payment Base subsection within each Rider).

Subject to meeting the timelines referenced above, on the issue date, if during the 60 calendar day period current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

●	If any Withdrawal Percentage increased, you will receive the higher percentages in effect on the issue date.

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

Form No. DORSS0724